Nature of Business and Organization (Details) - Schedule of Fair Values of Net Assets Acquired and Liabilities Assumed (Parentheticals) - USD ($)		1 Months Ended			12 Months Ended
	May 26, 2023	Dec. 21, 2022	Mar. 18, 2022	Dec. 29, 2021	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Fair Values of Net Assets Acquired And Liabilities Assumed [Abstract]
Acquisition net of cash	$ 0	$ 1,935,722	$ 1,126,777	$ 1,477,065		$ 2,714,240	$ 1,477,065